Income Taxes - Major Categories of Net Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term:
Deferred income tax assets	$ 114	$ 118
Deferred income tax liabilities	(715)	(367)
Net deferred income tax liabilities	$ 601	$ 249